UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            02/12/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       121

Form 13f Information Table Value Total:                13,470,987
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   403864 22263706 SH       SOLE                 17833706           4430000
                                                            171242  9440000 SH       DEFINED 01            9440000
                                                               671    37000 SH       OTHER                   37000
Aetna, Inc.-New                COM              00817Y108    36553  1108000 SH       SOLE                  1104000              4000
                                                              2745    83200 SH       DEFINED 01              83200
Alexander & Baldwin Co.        COM              014482103    50196  1880003 SH       SOLE                  1557069            404900
                                                              2189    81966 SH       OTHER
Alleghany Corp                 COM              017175100   100863   524101 SH       SOLE                   423977            100124
                                                             72380   376100 SH       DEFINED 01             376100
Allied Waste Industries, Inc.  COM              019589308     7058   502000 SH       SOLE                   502000
                                                             26506  1885200 SH       DEFINED 01            1885200
Aon Corp                       COM              037389103   121457  3419400 SH       SOLE                  2619400            800000
                                                               604    17000 SH       OTHER                   17000
BKF Capital Group              COM              05548G102      448    15600 SH       SOLE                                      15600
Brascan Corporation            COM              10549P606    11692   647400 SH       SOLE                   647400
Canadian 88 Energy Corp        COM              13566G509     2585  2209200 SH       DEFINED 01            2209200
Catellus Development Corp      COM              149111106   144617  7859600 SH       SOLE                  6056600           1803000
                                                             62442  3393600 SH       DEFINED 01            3393600
                                                              6886   374232 SH       OTHER                   40332            333900
Coca-Cola Enterprises          COM              191219104     3921   207000 SH       DEFINED 01             207000
Cousins Properties             COM              222795106      438    18000 SH       SOLE                    18000
Deltic Timber Corp             COM              247850100     4146   151300 SH       SOLE                    71300             80000
                                                             40963  1495000 SH       DEFINED 01            1495000
                                                              8905   325000 SH       OTHER                                    325000
Diageo Plc - ADR               COM              25243Q205    80926  1749000 SH       SOLE                  1706000             43000
                                                             43873   948200 SH       DEFINED 01             948200
FedEx Corp.                    COM              31428X106   649659 12522347 SH       SOLE                 10093747           2428600
                                                            291306  5615000 SH       DEFINED 01            5615000
                                                              1238    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888   122172  7635750 SH       SOLE                  7214750            421000
First Tenn Natl                COM              337162101      870    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    22920  1238900 SH       SOLE                   622900            616000
                                                             72359  3911300 SH       DEFINED 01            3911300
Forest City Enterprises, Inc.  COM              345550107   101332  2618400 SH       SOLE                  1641000            977400
                                                             87914  2271675 SH       DEFINED 01            2271675
                                                             19725   509700 SH       OTHER                                    509700
Forest City Enterprises, Inc.  COM              345550305      229     5850 SH       OTHER                                      5850
General Motors                 COM              370442105   479074  9857500 SH       SOLE                  7943900           1913600
                                                            243000  5000000 SH       DEFINED 01            5000000
                                                               713    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   463515 30001000 SH       SOLE                 24718000           5283000
                                                            214926 13911100 SH       DEFINED 01           13911100
                                                               798    51666 SH       OTHER                   51666
Genlyte Group, Inc.            COM              372302109    71647  2407500 SH       DEFINED 01            2407500
Hilton Hotels Corp             COM              432848109   498771 45674994 SH       SOLE                 35962173           9712821
                                                            286810 26264653 SH       DEFINED 01           26264653
                                                             16737  1532666 SH       OTHER                   71666           1461000
Hollinger International, Inc.  COM              435569108    78406  6701400 SH       SOLE                  4645400           2056000
                                                            126418 10805000 SH       DEFINED 01           10805000
Host Marriott Corporation      COM              44107P104   247914 27545947 SH       SOLE                 22691793           4854154
                                                            136856 15206250 SH       DEFINED 01           15206250
                                                              8378   930900 SH       OTHER                   55798            875102
IHOP Corp.                     COM              449623107    10489   358000 SH       SOLE                   208000            150000
                                                             87258  2978100 SH       DEFINED 01            2978100
                                                             15382   525000 SH       OTHER                                    525000
Knight Ridder                  COM              499040103   354474  5459325 SH       SOLE                  4320625           1138700
                                                            193056  2973300 SH       DEFINED 01            2973300
                                                              2751    42366 SH       OTHER                   42366
Koninklijke Philips Electronic COM              500472303    14290   490900 SH       SOLE                   490900
                                                             24519   842300 SH       DEFINED 01             842300
Macerich Company               COM              554382101    43584  1638500 SH       DEFINED 01            1638500
                                                              6730   253000 SH       OTHER                                    253000
Marriott International Class A COM              571903202   515361 12678005 SH       SOLE                 10420005           2258000
                                                            402476  9901000 SH       DEFINED 01            9901000
                                                             13184   324332 SH       OTHER                   24332            300000
Neiman Marcus Group Class B    COM              640204301    15634   526400 SH       SOLE                   526400
                                                             69311  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    37371  1202800 SH       SOLE                  1000800            202000
                                                             15970   514000 SH       DEFINED 01             514000
News Corp Ltd                  COM              652487703    12947   407000 SH       DEFINED 01             407000
Pepsi Bottling Group, Inc.     COM              713409100   109928  4677800 SH       SOLE                  4294700            383100
PepsiAmericas. Inc.            COM              71343P200    31812  2305200 SH       SOLE                  2050200            255000
                                                             42130  3052900 SH       DEFINED 01            3052900
Pioneer Natural Resources Co.  COM              723787107   281120 14596064 SH       SOLE                 11037907           3558157
                                                            215732 11201032 SH       DEFINED 01           11201032
                                                               655    34000 SH       OTHER                   34000
Plum Creek Timber Co., Inc.    COM              729251108   411978 14531868 SH       SOLE                 11938048           2593820
                                                            211303  7453384 SH       DEFINED 01            7453384
                                                              7223   254773 SH       OTHER                   42012            212761
RLI Corp                       COM              749607107     4986   110800 SH       SOLE                   110800
Ralcorp Holdings Inc.          COM              751028101     9968   439100 SH       SOLE                   238000            201100
                                                             67464  2972000 SH       DEFINED 01            2972000
Rayonier, Inc.                 COM              754907103   102888  2038600 SH       SOLE                  1617200            421400
                                                            146363  2900000 SH       DEFINED 01            2900000
                                                              5072   100500 SH       OTHER                                    100500
Saks, Inc.                     COM              79377W108   259499 27783605 SH       SOLE                 22444605           5339000
                                                                62     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   377307 27341100 SH       SOLE                 21366700           5974400
                                                               994    72000 SH       OTHER                   72000
Telephone & Data Systems, Inc. COM              879433100    91877  1023700 SH       SOLE                  1007000             16700
                                                            187066  2084300 SH       DEFINED 01            2084300
Texas Industries               COM              882491103     9564   259200 SH       SOLE                   146600            112600
                                                             84903  2300900 SH       DEFINED 01            2300900
The MONY Group, Inc.           COM              615337102     8943   258700 SH       SOLE                   258700
                                                             72237  2089600 SH       DEFINED 01            2089600
Thomas Industries              COM              884425109     5625   225000 SH       SOLE                   130000             95000
                                                             37500  1500000 SH       DEFINED 01            1500000
Tricon Global Restaurants, Inc COM              895953107   600019 12195500 SH       SOLE                  9953500           2242000
                                                            320292  6510000 SH       DEFINED 01            6510000
                                                               935    19000 SH       OTHER                   19000
Trizec Hahn                    COM              896938107   276428 17606891 SH       SOLE                 14161891           3445000
                                                            199344 12697100 SH       DEFINED 01           12697100
                                                              9466   602900 SH       OTHER                   47900            555000
U. S. Industries               COM              912080108     6570  2566500 SH       SOLE                  2238500            328000
                                                             20838  8140000 SH       DEFINED 01            8140000
UCAR International, Inc.       COM              90262K109    38125  3563082 SH       SOLE                  2906182            656900
                                                             47615  4450000 SH       DEFINED 01            4450000
USG Corporation                COM              903293405    13468  2354600 SH       SOLE                  1157700           1196900
                                                             17514  3061900 SH       DEFINED 01            3061900
Walt Disney Company            COM              254687106   332620 16053100 SH       SOLE                 13863700           2189400
                                                            201398  9720000 SH       DEFINED 01            9720000
                                                               145     7000 SH       OTHER                    7000
Waste Management, Inc.         COM              94106L109   612943 19208493 SH       SOLE                 15248693           3959800
                                                            317827  9960100 SH       DEFINED 01            9960100
                                                              1153    36132 SH       OTHER                   36132
Fiat                           COM              315621888     9226   575000 SH       SOLE                                     575000
                                                             45647  2845000 SH       DEFINED 01            2845000
Koninklijke Philips Electronic COM              500472303    15981   537700 SH       DEFINED 01             537700
Brascan Corporation            COM              10549P606     3422   190000 SH       SOLE                                     190000
                                                             77176  4285000 SH       DEFINED 01            4285000
News Corp. Ltd                 COM              652487703    31987  4000000 SH       DEFINED 01            4000000